Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 285	$ 420
Cash at bank	51,845,320	12,793,272
Restricted cash	465,000	0
Cash on deposit	8,282,586	13,528,355
Cash and cash equivalents	$ 60,593,191	$ 26,322,047	$ 16,567,982	$ 23,475,521